Employee Benefit Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
Employer match of employee deferral contributions of first 3% of compensation (as a percent)	3.00%
Percentage of eligible compensation, matched 100% by employer	100.00%
Employer match of employee deferral contributions of next 2% of compensation (as a percent)	2.00%
Percentage of eligible compensation, matched 50% by employer	50.00%
Aggregate matching contribution to the 401(k) plan	$ 137,000